Earnings Per Share	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

15. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for 2012, 2011 and 2010:

	2012	2011	2010
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,186,809	$1,071,154	$978,517
less:
Dividend preference on Preference shares	102	110	104
Income available to all classes of shares	$1,186,707	$1,071,044	$978,413

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,139,652	299,012,744	296,808,978
Preference shares outstanding	3,969,307	3,961,617	3,912,348
Total weighted average shares outstanding	305,108,959	302,974,361	300,721,326
Potentially dilutive Ordinary shares	1,761,064	1,795,743	1,311,042
Potentially dilutive Preference shares	16,851	20,184	35,481
Total weighted average Ordinary shares outstanding assuming dilution	302,900,716	300,808,487	298,120,020
Total weighted average Preference shares outstanding assuming dilution	3,986,158	3,981,801	3,947,829

Basic income per Ordinary share	$3.89	$3.54	$3.25

Fully diluted income per Ordinary share	$3.87	$3.51	$3.24